PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consists of the following:

	September 30,	March 31,
	2025	2025
Electronic equipment	$124,426	$58,055
Machinery and equipment	1,224,709	1,154,638
Office furniture	60,988	59,831
Motor vehicles	271,452	269,668
Leasehold improvement	273,089	267,911
Subtotal	1,954,664	1,810,103
Less: accumulated depreciation	(1,575,226)	(1,424,688)
Property and equipment, net	$379,438	$385,415

Schedule of Equipment on Operating Lease

Machinery and Equipment represents the equipment on operating lease, and the accumulated depreciation were as follows:

	September 30,	March 31,
	2025	2025
Equipment on operating lease	$1,224,709	$1,154,638
Less: accumulated depreciation	(976,255)	(888,849)
Equipment on operating lease, net	$248,454	$265,789